Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Values
The estimated fair value of the Company’s revolving line of credit, and long-term debt were as follows:

	December 31, 2021			December 31, 2020
	Principal amount	Carrying amount	Fair value	Principal amount	Carrying amount	Fair value
Revolving line of credit	$61,958	$61,238	$70,688	$75,393	$74,316	$83,014
Long term debt	51,664	40,661	58,143	50,117	36,413	55,378
	$113,622	$101,899	$128,831	$125,510	$110,729	$138,392

Summary of Liabilities Measured on a Recurring Basis	Liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020 were as follows:

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant Liability - Public & Private Warrants	$7,341	$7,125	$—	$216
Total Other Liabilities	$7,341	$7,125	$—	$216

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Term Loan Warrant	$12,744	$—	$—	$12,744
Total Other Liabilities	$12,744	$—	$—	$12,744

Summary of Level 3 Liability Activity
The following table summarizes the activity for the Company’s Level 3 liabilities measured at fair value on a recurring basis:

	Term Loan Warrant	Warrant Liability
Balance as of December 31, 2020	$12,744	$—
Exercised	(13,102)	—
Assumed from Merger	—	44,272
Changes in fair value	358	(36,931)
Balance as of December 31, 2021	$—	$7,341